Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	May 31, 2024	May 31, 2024
Alexis Practical Tactical ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alexis Practical Tactical ETF NAV
Average Annual Return, Percent	23.62%	5.79%
Alexis Practical Tactical ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alexis Practical Tactical ETF Market
Average Annual Return, Percent	23.65%	5.79%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	28.19%	8.98%
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond
Average Annual Return, Percent	18.23%	3.97%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.31%	(3.42%)
Morningstar Global Market Large Mid GR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid GR
Average Annual Return, Percent	23.97%	5.09%